Acquisitions and Dispositions - 2014 Acquisitions Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 21, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Sep. 30, 2015
Business Acquisition [Line Items]
Goodwill		$ 4,108.3	$ 1,183.1		$ 3,013.7	$ 3,085.2
Unaudited pro forma net loss from continuing operations		(429.7)	(409.4)	$ (94.3)
Bally Acquisition
Business Acquisition [Line Items]
Consideration transferred	$ 5,100.0
Indebtedness	1,900.0
Goodwill	2,956.1
Acquisition-related costs expensed	76.6
Contractual amount	234.1
Amount expected not to be collected	17.0
Notes receivable contractual amount	68.2
Notes receivable not to be collected	1.5
Deferred revenue	$ 10.3
Bally Acquisition | Depreciation and amortization
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations		(143.7)	(168.2)
Bally Acquisition | Cost of sales
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations		(6.6)
Bally Acquisition | Acquisition-related costs
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations		100.5
Bally Acquisition | Equity Related Awards
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations		41.0
Bally Acquisition | Interest expense
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations		(285.7)	(380.7)
Adjustment to interest expense		64.7
Bally Acquisition | Loss On Extinguishment Of Debt
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations		25.9
Bally Acquisition | Income tax expense
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations		33.0	$ 76.6
Bally Acquisition | Reversal Income Tax Benefit
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations		$ 79.1